Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: August 10, 2022

Payment Date	8/15/2022
Collection Period Start	7/1/2022
Collection Period End	7/31/2022
Interest Period Start	7/15/2022
Interest Period End	8/14/2022

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$18,294,039.20	$13,366,438.22	$4,927,600.98	0.012019	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$185,824,039.20	$13,366,438.22	$172,457,600.98

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$192,044,926.00	$178,397,748.19	0.142718
YSOC Amount	$3,157,051.75	$2,876,312.16
Adjusted Pool Balance	$188,887,874.25	$175,521,436.03
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$18,294,039.20	2.51000%	30/360	$38,265.03
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$185,824,039.20			$409,352.69

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$192,044,926.00	$178,397,748.19
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$188,887,874.25	$175,521,436.03
Number of Receivable Outstanding	27,070	26,056
Weight Average Contract Rate	4.51%	4.52%
Weighted Average Remaining Term (months)	23	22

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$709,745.74
Principal Collections	$13,609,568.61
Liquidation Proceeds	$41,186.85
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$14,360,501.20
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$14,360,501.20

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$160,037.44	$160,037.44	$—	$—	$14,200,463.76
Interest - Class A-1 Notes	$—	$—	$—	$—	$14,200,463.76
Interest - Class A-2 Notes	$—	$—	$—	$—	$14,200,463.76
Interest - Class A-3 Notes	$38,265.03	$38,265.03	$—	$—	$14,162,198.73
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$13,896,342.73
First Allocation of Principal	$—	$—	$—	$—	$13,896,342.73
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$13,854,045.73
Second Allocation of Principal	$—	$—	$—	$—	$13,854,045.73
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$13,823,804.40
Third Allocation of Principal	$—	$—	$—	$—	$13,823,804.40
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$13,791,111.07
Fourth Allocation of Principal	$10,302,603.17	$10,302,603.17	$—	$—	$3,488,507.90
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,488,507.90
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$424,672.85
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$424,672.85
Remaining Funds to Certificates	$424,672.85	$424,672.85	$—	$—	$—
Total	$14,360,501.20	$14,360,501.20	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$3,157,051.75
Increase/(Decrease)	$(280,739.59)
Ending YSOC Amount	$2,876,312.16

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$188,887,874.25	$175,521,436.03
Note Balance	$185,824,039.20	$172,457,600.98
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	7	$37,609.20
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	75	$41,186.85
Monthly Net Losses (Liquidation Proceeds)			$(3,577.65)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.26%
Preceding Collection Period			0.08%
Current Collection Period			(0.02)%
Four-Month Average Net Loss Ratio			0.09%
Cumulative Net Losses for All Periods			$1,737,717.90
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.33%	67	$589,693.38
60-89 Days Delinquent	0.12%	24	$218,223.95
90-119 Days Delinquent	0.02%	3	$27,068.41
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.47%	94	$834,985.74

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$11,693.92
Total Repossessed Inventory		5	$54,357.03

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		27	$245,292.36
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.11%
Current Collection Period			0.14%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.12	0.07%	13	0.05%